Document And Entity Information	Oct. 26, 2026
Document Information [Line Items]
Entity, Registrant Name	AVIDBANK HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Oct. 26, 2026
Entity, Incorporation, State or Country Code	CA
Entity, File Number	001-42792
Entity, Tax Identification Number	26-1731009
Entity, Address, Address Line One	1732 North First Street
Entity, Address, Address Line Two	6th Floor
Entity, Address, City or Town	San Jose
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95112
City Area Code	408
Local Phone Number	200-7390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	AVBH
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001443575